Investments in Joint Ventures (Detail) - Schedule of results of operations of the joint ventures (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue and Expenses
Revenues	$ 478.9	$ 457.7	$ 466.5
Expenses	273.5	279.4	287.6
Excess of revenues over expenses	$ 205.4	$ 178.3	$ 178.9